Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	1,729,783
Proposed Maximum Offering Price per Unit	36.89
Maximum Aggregate Offering Price	$ 63,811,694.87
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,769.57
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), this registration statement on Form S-3 also registers an indeterminate number of shares of Class A Common Stock, par value $0.01 per share ("Class A Common Stock"), of Equity Bancshares, Inc. (the "Registrant") which may become issuable by reason of any stock dividend, stock split or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Class A Common Stock. (2) Represents the shares of Class A Common Stock of the Registrant that will be offered for resale by the selling stockholders pursuant to the prospectus to which this exhibit is attached. (3) Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low sales price per share of the Registrant's Class A Common Stock, as reported on The New York Stock Exchange on August 6, 2025.